SHAREHOLDERS' EQUITY - Share Capital - Tabular Disclosure (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Increase (decrease) in equity
Balance, beginning of year | $		$ 2,000,989	$ 1,600,769
Balance, beginning of year (in shares) | shares	239,000,000	239,000,000
Purchase of common shares under Normal Course Issuer Bid	$ (178.8)		$ (79,000)
Purchase of common shares under Normal Course Issuer Bid (in shares) | shares	(18,231,401)	(18,231,401)	(5,925,084)
Balance, end of year | $		$ 1,471,558	$ 2,000,989	$ 1,600,769
Balance, end of year (in shares) | shares	222,000,000	222,000,000	239,000,000
Share Capital
Increase (decrease) in equity
Balance, beginning of year | $		$ 3,337,608	$ 3,386,946	$ 3,365,962
Balance, beginning of year (in shares) | shares	239,411,000	239,411,000	242,129,000	240,483,000
Purchase of common shares under Normal Course Issuer Bid	$ (253.9)	$ (253,920)	$ (82,596)
Purchase of common shares under Normal Course Issuer Bid (in shares) | shares	(18,231,000)	(18,231,000)	(5,925,000)
Stock Option Plan | $			$ 9,138
Stock Option Plan (in shares) | shares			668,000
Stock issue costs (net of tax $2,621) | $		$ (253,920)	$ (82,596)
Share-based compensation - settled | $		$ 4,406	$ 23,389	$ 20,984
Share-based compensation - settled (in shares) | shares	564,000	564,000	2,539,000	1,646,000
Stock Option Plan - exercised | $			$ 731
Balance, end of year | $		$ 3,088,094	$ 3,337,608	$ 3,386,946
Balance, end of year (in shares) | shares	221,744,000	221,744,000	239,411,000	242,129,000